Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2013	Jul. 19, 2012
Significant Accounting Policies [Line Items]
Restricted cash				$ 9,139,000
Investments in securities				0
Fair value discount rate				35.00%
Discount for lack of marketability				18.00%
Warrants liability reclassified			2,669,000
Public offering price of the shares sold						$ 12.00
Concentration risk, supplier			The Company currently uses one supplier and does not have a long-term supply contract with this supplier.
Receivables, written-off			0	0
Allowance for doubtful accounts			0	0
Reserves against inventories	45,000		45,000	0
Inventory write-off			205,000	913,000
Inventory write-down to net realizable value			194,000
Deferred financing cost current			458,000	145,000
Write down of carrying value of deferred cost			174,000
Deferred financing cost non-current other assets			148,000	261,000
Current deferred product revenues	1,017,000		1,209,000	193,000
Deferred payments received	0	0	0	1,533,000	833,000
Recognized license revenues	45,000	48,000	193,000	179,000	57,000
Non-current deferred revenues	695,000		744,000	937,000
Deferred revenues related parties current	31,000		131,000	131,000
Deferred revenues related parties non current	404,000		628,000	759,000
Research and development expense	3,985,000	3,064,000
Patent expenses	297,000	219,000
Payments received under grants			0	140,000	164,000
Reduction in research and development expenses			0	171,000	195,000
Advertising costs			760,000	609,000	286,000
Other income (expense), net	(9,000)	(7,000)	(282,000)	(45,000)	9,000
Loss on disposal of fixed assets			(231,000)
Percentage of recognized uncertain tax position upon ultimate settlement			50.00%
Uncertain tax positions			0	0
Interest and penalties related to income tax			0	0	0
Company acquired land, building and equipment							1,459,000
Transaction costs of acquisition							341,000
Fair value in excess of purchase price of the asset acquired							257,000
Interest expense	1,271,000		801,000	106,000
Strategic collaboration and distribution agreements [Member]
Significant Accounting Policies [Line Items]
Current deferred product revenues	224,000		324,000	324,000
Non-current deferred revenues	1,099,000		1,372,000	1,696,000
Deferred revenues related parties current	31,000		131,000	131,000
Deferred revenues related parties non current	404,000		628,000	759,000
Prepaid expenses and other current assets [Member]
Significant Accounting Policies [Line Items]
Deferred financing cost current	308,000		418,000	0
Accrued Liabilities [Member]
Significant Accounting Policies [Line Items]
Current deferred product revenues			0	0	31,000
Series C warrant [Member]
Significant Accounting Policies [Line Items]
Public offering price of the shares sold			$ 12.00
Sales revenue, net [Member] | Customer concentration risk [Member] | International [Member]
Significant Accounting Policies [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	5.00%	14.00%	8.00%	20.00%	7.00%
Certificates of deposit [Member]
Significant Accounting Policies [Line Items]
Short-term investments original maturity description	Short-term investments consist of certificates of deposit with original maturities less than one year but greater than three months which are classified as held-to-maturity.		Short-term investments consist of certificates of deposit with original maturities less than one year but greater than three months which are classified as held-to-maturity.
Short-term investments original maturity period maximum	1 year		1 year
Short-term investments original maturity period minimum	3 months		3 months
March 2012 and October 2012 Convertible Notes [Member]
Significant Accounting Policies [Line Items]
Fair value discount rate				25.00%
Subordinated Convertible Notes [Member]
Significant Accounting Policies [Line Items]
Fair value discount rate				18.00%
Public offering price of the shares sold				$ 12.00
December 2012 convertible note [Member]
Significant Accounting Policies [Line Items]
Recognized license revenues				0	0
Reduction in license revenue				110,000
Grandevo and Regalia [Member] | Sales revenue, net [Member] | Product concentration risk [Member]
Significant Accounting Policies [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	87.00%	97.00%	97.00%	96.00%	96.00%
Revenue recognition [Member]
Significant Accounting Policies [Line Items]
Current deferred product revenues	824,000		1,016,000	0
Foreign currency transactions [Member]
Significant Accounting Policies [Line Items]
Other income (expense), net			53,000	54,000	0
Other income (expense), net [Member]
Significant Accounting Policies [Line Items]
Loss on disposal of fixed assets			231,000	0	0
Research and development expenses [Member]
Significant Accounting Policies [Line Items]
Research and development expense			16,827,000	12,140,000	9,133,000
Preferred and common stock warrants [Member]
Significant Accounting Policies [Line Items]
Transfer from Level 3 to Level 2 category			574,000	0
Transfer from Level 2 to Level 1 category			0	0
Convertible notes payable [Member]
Significant Accounting Policies [Line Items]
Transfer from Level 3 to Level 2 category			48,234,000	0
Transfer from Level 2 to Level 1 category			0	0
Patent expenses [Member]
Significant Accounting Policies [Line Items]
Patent expenses			987,000	601,000	277,000
Related party revenues [Member]
Significant Accounting Policies [Line Items]
Deferred payments received	328,000	33,000		1,000,000
Recognized license revenues			131,000
Syngenta [Member]
Significant Accounting Policies [Line Items]
Promissory note original principal balance				12,500,000
Recognized license revenues	292,000
Affiliate revenues percent	5.00%		5.00%
April 2012 Senior Secured Promissory Note [Member]
Significant Accounting Policies [Line Items]
Promissory note original principal balance			10,000,000
Restricted cash			$ 0
Maximum [Member]
Significant Accounting Policies [Line Items]
Receivables due period	120 days		120 days
Maximum [Member] | Sales revenue, net [Member] | Customer concentration risk [Member]
Significant Accounting Policies [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	10.00%			10.00%